Note 6 - Exploration and Evaluation Assets - Assets on Project (Details) - CAD ($)	Nov. 30, 2020	Mar. 02, 2020	Dec. 02, 2019	Nov. 30, 2019	Nov. 30, 2018
Statement Line Items [Line Items]
Exploration and evaluation assets	$ 55,885,728			$ 57,650,312	$ 59,111,999
La Mina project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	13,887,224			14,194,856
Titiribi Gold-Copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	11,658,660			11,916,924
Yellowknife Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	7,119,333			7,130,912
Crucero project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	6,840,067			6,991,589
Cachoeira Gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	5,742,394			7,395,111
São Jorge gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	4,838,183			6,230,659
Surubim gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,826,865			2,284,840
Yarumalito gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,487,220		$ 1,521,081
Almaden gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	1,121,635	$ 1,152,262
Whistler Gold-copper project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	953,412			974,532
Batistão gold project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	217,357			279,914
Montes Áureos and trinta project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	165,700			213,390
Rea uranium project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets	27,678			27,678
Other project [member]
Statement Line Items [Line Items]
Exploration and evaluation assets				$ 9,907